TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ 6,865	$ 18,287	$ 3,995
Deferred taxes	(1,986)	(3,466)	333
Taxes on income	4,879	14,821	4,328
Domestic	2,820	10,741	2,648
Foreign	2,059	4,080	1,680
Taxes on income	$ 4,879	$ 14,821	$ 4,328